Cover page	6 Months Ended
Jun. 30, 2024
Entity Information [Line Items]
Document Type	6-K
Entity Registrant Name	SANOFI
Amendment Flag	false
Entity Central Index Key	0001121404
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2